Earnings per share	12 Months Ended
Dec. 31, 2017
Disclosure of Earnings per share [Abstract]
Disclosure of earnings per share [text block]
(26)	Earnings per share

The basic and diluted earnings per share for the years ended December 31, 2017, 2016 and 2015 are $8.25, $6.58 and $6.36, respectively. The calculation of earnings per share was based on income attributable to ordinary stockholders of $4,948,242, $3,946,634 and $3,812,840 for the years ended December 31, 2017, 2016 and 2015, respectively.

The average weighted number of common outstanding in 2017, 2016 and 2015 was 599,997,696, 599,979,844 and 599,631,383 shares, respectively.

The Company has no ordinary shares with potential dilutive effects.